OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
OTHER ASSETS
Schedule of other assets	Other assets as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Account receivable	$261,852	$—
Other receivables	349,793	770,985
	$611,645	$770,985